AB Select US Equity Portfolio

Portfolio of Investments

September 30, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS - 97.6%
Information Technology - 29.9%
Communications Equipment - 1.3%
Cisco Systems, Inc.	62,508	$4,276,797

IT Services - 1.3%
International Business Machines Corp.	15,407	4,347,239

Semiconductors & Semiconductor Equipment - 12.6%
Advanced Micro Devices, Inc.(a)	8,739	1,413,883
Applied Materials, Inc.	9,019	1,846,550
Broadcom, Inc.	23,991	7,914,871
Intel Corp.(a)	24,149	810,199
Micron Technology, Inc.	7,013	1,173,415
NVIDIA Corp.	135,600	25,300,248
NXP Semiconductors NV	10,481	2,386,838

		40,846,004

Software - 8.5%
Adobe, Inc.(a)	3,669	1,294,240
Microsoft Corp.	42,071	21,790,674
Oracle Corp.	9,078	2,553,097
Salesforce, Inc.	8,888	2,106,456

		27,744,467

Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	75,792	19,298,917
Western Digital Corp.	6,618	794,557
		20,093,474

		97,307,981

Financials - 16.8%
Banks - 6.6%
Bank of America Corp.	80,972	4,177,346
Citigroup, Inc.	32,247	3,273,071
Fifth Third Bancorp	64,877	2,890,270
JPMorgan Chase & Co.	21,708	6,847,354
Wells Fargo & Co.	50,828	4,260,403

		21,448,444

Capital Markets - 2.3%
Charles Schwab Corp. (The)	19,208	1,833,788
Goldman Sachs Group, Inc. (The)	3,829	3,049,224
Jefferies Financial Group, Inc.	39,577	2,589,127

		7,472,139

Consumer Finance - 1.0%
Capital One Financial Corp.	15,248	3,241,420

Financial Services - 5.7%
Apollo Global Management, Inc.	6,578	876,650
Berkshire Hathaway, Inc. - Class B(a)	24,208	12,170,330
Visa, Inc. - Class A	16,037	5,474,711

		18,521,691

Insurance - 1.2%
Chubb Ltd.	7,543	2,129,012
Progressive Corp. (The)	7,294	1,801,253

		3,930,265

		54,613,959

Communication Services - 12.0%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	101,861	2,876,555

Entertainment - 3.1%
Netflix, Inc.(a)	3,713	4,451,590
Walt Disney Co. (The)	50,009	5,726,030

		10,177,620

Interactive Media & Services - 7.3%
Alphabet, Inc. - Class A	59,670	14,505,777

Company	Shares	U.S. $ Value
Meta Platforms, Inc. - Class A	12,526	$9,198,844

		23,704,621

Wireless Telecommunication Services - 0.7%

T-Mobile US, Inc.	9,355	2,239,400

		38,998,196

Industrials - 11.3%
Aerospace & Defense - 1.9%
Boeing Co. (The)(a)	8,931	1,927,578
Northrop Grumman Corp.	2,556	1,557,422
RTX Corp.	15,320	2,563,495

		6,048,495

Electrical Equipment - 1.0%
Eaton Corp. PLC	6,153	2,302,760
GE Vernova, Inc.	1,562	960,474

		3,263,234

Ground Transportation - 2.8%
CSX Corp.	37,876	1,344,977
Uber Technologies, Inc.(a)	9,896	969,511
Union Pacific Corp.	29,427	6,955,660

		9,270,148

Industrial Conglomerates - 3.9%
3M Co.	44,758	6,945,547
Honeywell International, Inc.	26,606	5,600,563

		12,546,110

Machinery - 1.7%
Caterpillar, Inc.	5,716	2,727,389
Parker-Hannifin Corp.	3,771	2,858,984

		5,586,373

		36,714,360

Health Care - 10.2%
Biotechnology - 1.7%
AbbVie, Inc.	23,798	5,510,189

Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	34,790	4,659,772
Boston Scientific Corp.(a)	24,982	2,438,993
Stryker Corp.	8,009	2,960,687

		10,059,452

Health Care Providers & Services - 1.9%
HCA Healthcare, Inc.	4,721	2,012,090
McKesson Corp.	2,368	1,829,375
UnitedHealth Group, Inc.	6,446	2,225,804

		6,067,269

Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.	6,899	3,346,153

Pharmaceuticals - 2.5%
Eli Lilly & Co.	4,779	3,646,377
Johnson & Johnson	24,427	4,529,254

		8,175,631

		33,158,694

Consumer Discretionary - 6.3%
Broadline Retail - 3.7%
Amazon.com, Inc.(a)	54,717	12,014,212

Hotels, Restaurants & Leisure - 0.6%
Booking Holdings, Inc.	350	1,889,744

Specialty Retail - 2.0%
Home Depot, Inc. (The)	11,650	4,720,464

Company		Shares	U.S. $ Value
Lowe’s Cos., Inc.		7,556	$1,898,898

			6,619,362

			20,523,318

Consumer Staples - 4.9%
Beverages - 1.6%
Coca-Cola Co. (The)		23,989	1,590,950
PepsiCo, Inc.		26,123	3,668,714

			5,259,664

Consumer Staples Distribution & Retail - 1.5%
Costco Wholesale Corp.		2,590	2,397,382
Walmart, Inc.		25,100	2,586,806

			4,984,188

Household Products - 0.7%
Procter & Gamble Co. (The)		13,521	2,077,502

Tobacco - 1.1%
Philip Morris International, Inc.		21,853	3,544,557

			15,865,911

Energy - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Cheniere Energy, Inc.		4,210	989,266
Chevron Corp.		11,813	1,834,441
EOG Resources, Inc.		26,711	2,994,837
Exxon Mobil Corp.		26,959	3,039,627
Williams Cos., Inc. (The)		31,941	2,023,463

			10,881,634

Utilities - 2.2%
Electric Utilities - 2.2%
Constellation Energy Corp.		4,570	1,503,850
PG&E Corp.		70,525	1,063,517
PPL Corp.		122,020	4,534,263

			7,101,630

Materials - 0.7%
Chemicals - 0.7%
Sherwin-Williams Co. (The)		6,870	2,378,806

Total Common Stocks (cost $172,805,757)			317,544,489

SHORT-TERM INVESTMENTS - 2.7%
Investment Companies - 2.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.97%(b) (c) (d) (cost $8,724,158)		8,724,158	8,724,158

	Principal Amount (000)

Time Deposits - 0.0%
Citibank, London 0.79%, 10/01/2025	EUR	40	47,051
2.92%, 10/01/2025	GBP	64	86,250
HSBC, Hong Kong 2.14%, 10/02/2025	HKD	162	20,867
Royal Bank of Canada, Toronto 1.33%, 10/01/2025	CAD	6	4,106

	Principal Amount (000)		U.S. $ Value
SMBC, Tokyo 0.12%, 10/01/2025	JPY	1,555	$10,512

Total Time Deposits (cost $168,786)			168,786

Total Short-Term Investments (cost $8,892,944)			8,892,944

Total Investments - 100.3% (cost $181,698,701)(e)			326,437,433
Other assets less liabilities - (0.3)%			(949,228)

Net Assets - 100.0%			$325,488,205

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of period end.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Affiliated investments.
(e)

As of September 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $144,923,105 and gross unrealized depreciation of investments was $(184,373), resulting in net unrealized appreciation of $144,738,732.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CAD - Canadian Dollar

EUR - Euro

GBP - Great British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

AB Select US Equity Portfolio

September 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2025:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks^	$317,544,489	$-0-	$-0-	$317,544,489
Short-Term Investments:
Investment Companies	8,724,158	-0-	-0-	8,724,158
Time Deposits	168,786	-0-	-0-	168,786

Total Investments in Securities	326,437,433	-0-	-0-	326,437,433
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$326,437,433	$-0-	$-0-	$326,437,433

^	See Portfolio of Investments for sector classifications.
*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2025 is as follows:

Fund	Market Value 6/30/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$6,773	$25,299	$23,348	$8,724	$87